Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2010
Details of Retained Earnings

The following table summarizes the details of retained earnings at December 31:

	2009		2010
	(in millions of Won)
Appropriated retained earnings for legal reserves under Korean GAAP	(Won)	1,021,878	(Won)	1,152,507
Unappropriated retained earnings under US GAAP		7,600,037		9,879,754

	(Won)	8,621,915	(Won)	11,032,261